INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Income Taxes Details Narrative Abstract
Combined statutory tax rate	27.00%	26.00%	26.00%
Non-capital tax losses carried forward	$ 9,402,000
Non-capital losses expiry date range	2026 and 2038